Segment Reporting - Summary of Financial Results by Segment (Details) - USD ($) $ in Thousands	3 Months Ended													9 Months Ended		12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues:
Total revenues	$ 162,435	$ 93,001	$ 76,920	$ 71,465	$ 57,037	$ 36,122	$ 24,026	$ 18,745	$ 15,415	$ 0	$ 0	$ 0	$ 0	$ 393,760	$ 205,422	$ 298,423	$ 94,308
Expenses
Operating expenses	64,767		29,504											154,923	77,167	113,184	41,970
Income from investments in real estate debt	19,268		11,068											37,898	(27)	7,206	10,158
Loss from unconsolidated real estate ventures	(447)		(666)											(448)	(887)	(1,462)	175
Segment net operating income	116,489		57,818											276,287	127,341	190,983	62,671
Depreciation and amortization	(82,453)		(38,543)											(197,934)	(107,993)	(155,864)	(38,896)
General and administrative	(6,588)		(2,023)											(15,210)	(6,163)	(8,624)	(4,523)	$ (1,745)
Management fees	(17,653)		(5,018)											(36,364)	(13,560)	(19,423)	(5,469)
Performance participation allocation	(79,552)		0											(111,934)	(46)	(15,061)	(10,366)
Interest expense	(38,887)		(22,539)											(88,994)	(65,448)	(88,918)	(25,311)
Other expense, net	(1,449)		(192)											(527)	(29)	(1,293)
Net loss	(110,093)	(32,302)	(10,497)	(14,754)	(40,647)	(11,838)	(3,076)	(3,596)	(2,468)	$ (1,645)	$ (16)	$ (16)	$ (16)	(174,676)	(65,898)	(98,200)	(20,978)	(1,693)
Net loss attributable to non-controlling interests in consolidated joint ventures	176		139											319	1,186	1,300	152
Net loss attributable to non-controlling interests in Operating Partnership	665		43											1,235	458	642
Net loss attributable to stockholders	(109,252)	$ (32,004)	(10,315)	$ (14,262)	$ (39,677)	$ (11,729)	$ (3,051)	$ (3,578)	$ (2,468)					(173,122)	(64,254)	(96,258)	(20,826)	$ (1,693)
Other income, net																	916
Operating Segments
Expenses
Depreciation and amortization	(15,546)
Operating Segments | Multifamily properties
Revenues:
Total revenues	90,396		33,422											204,274	89,042	134,880	31,437
Expenses
Operating expenses	40,032		13,186											86,839	33,457	51,878	11,396
Segment net operating income	50,364		20,236											117,435	55,585	83,002	20,041
Depreciation and amortization	(44,908)		(15,702)											(102,176)	(49,826)	(73,365)	(17,520)
Operating Segments | Hotel
Revenues:
Total revenues																22,346	40,818
Expenses
Operating expenses																16,242	23,507
Loss from unconsolidated real estate ventures																(1,462)	175
Segment net operating income																4,642	17,486
Depreciation and amortization																(8,403)	(8,239)
Operating Segments | Industrial properties
Revenues:
Total revenues	29,261		7,027											61,260	20,415	30,203	2,489
Expenses
Operating expenses	7,169		1,641											15,960	5,003	7,261	583
Segment net operating income	22,092		5,386											45,300	15,412	22,942	1,906
Depreciation and amortization	(17,560)		(4,161)											(36,470)	(12,489)	(18,323)	(1,570)
Operating Segments | Office properties
Revenues:
Total revenues	29,378		28,054											91,735	68,880	97,223	19,053
Expenses
Operating expenses	10,223		9,644											32,352	23,059	32,895	6,388
Segment net operating income	19,155		18,410											59,383	45,821	64,328	12,665
Depreciation and amortization			(14,214)											(46,273)	(34,319)	(48,477)	(11,312)
Operating Segments | Medical office properties
Revenues:
Total revenues	3,625		3,984											11,097	9,860	13,771	511
Expenses
Operating expenses	1,664		1,444											4,720	3,354	4,908	96
Segment net operating income	1,961		2,540											6,377	6,506	8,863	415
Depreciation and amortization	(2,065)		(2,324)											(6,378)	(5,075)	(7,296)	(255)
Operating Segments | Investments in real estate debt
Expenses
Income from investments in real estate debt	19,268		11,068											37,898	(27)	7,206	10,158
Segment net operating income	19,268		11,068											37,898	(27)	7,206	10,158
Operating Segments | Other property
Revenues:
Total revenues	317													317
Expenses
Operating expenses	26													26
Segment net operating income	291													291
Depreciation and amortization	(236)													(236)
Operating Segments | Hospitality properties
Revenues:
Total revenues	9,458		4,433											25,077	17,225
Expenses
Operating expenses	5,653		3,589											15,026	12,294
Loss from unconsolidated real estate ventures	(447)		(666)											(448)	(887)
Segment net operating income	3,358		178											9,603	4,044
Depreciation and amortization	(2,138)		(2,142)											(6,401)	(6,284)
Rental Revenue
Revenues:
Total revenues	152,207		71,896											366,550	186,688	273,847	51,790
Rental Revenue | Operating Segments | Multifamily properties
Revenues:
Total revenues	89,742		32,891											202,402	87,666	132,835	29,768
Rental Revenue | Operating Segments | Industrial properties
Revenues:
Total revenues	29,261		7,027											61,260	20,415	30,203	2,489
Rental Revenue | Operating Segments | Office properties
Revenues:
Total revenues	29,272		28,005											91,505	68,777	97,078	19,022
Rental Revenue | Operating Segments | Medical office properties
Revenues:
Total revenues	3,615		3,973											11,066	9,830	13,731	511
Rental Revenue | Operating Segments | Other property
Revenues:
Total revenues	317													317
Hotel revenue
Revenues:
Total revenues																22,200	40,559
Hotel revenue | Operating Segments | Hotel
Revenues:
Total revenues																22,200	40,559
Other revenue
Revenues:
Total revenues	864		604											2,393	1,600	2,376	1,959
Other revenue | Operating Segments | Multifamily properties
Revenues:
Total revenues	654		531											1,872	1,376	2,045	1,669
Other revenue | Operating Segments | Hotel
Revenues:
Total revenues																146	259
Other revenue | Operating Segments | Office properties
Revenues:
Total revenues	106		49											230	103	145	31
Other revenue | Operating Segments | Medical office properties
Revenues:
Total revenues	10		11											31	30	40
Other revenue | Operating Segments | Hospitality properties
Revenues:
Total revenues	94		13											260	91
Hospitality Revenue [Member]
Revenues:
Total revenues	9,364		4,420											24,817	17,134
Hospitality Revenue [Member] | Operating Segments | Hospitality properties
Revenues:
Total revenues	9,364		4,420											24,817	17,134
Hospitality Operating [Member]
Expenses
Operating expenses	5,653		3,589											15,026	12,294
Hospitality Operating [Member] | Operating Segments | Hospitality properties
Expenses
Operating expenses	5,653		3,589											15,026	12,294
Rental property operating
Expenses
Operating expenses	59,114		25,915											139,897	64,873	96,942	18,463
Rental property operating | Operating Segments | Multifamily properties
Expenses
Operating expenses	40,032		13,186											86,839	33,457	51,878	11,396
Rental property operating | Operating Segments | Industrial properties
Expenses
Operating expenses	7,169		1,641											15,960	5,003	7,261	583
Rental property operating | Operating Segments | Office properties
Expenses
Operating expenses	10,223		9,644											32,352	23,059	32,895	6,388
Rental property operating | Operating Segments | Medical office properties
Expenses
Operating expenses	1,664		1,444											4,720	3,354	4,908	96
Rental property operating | Operating Segments | Other property
Expenses
Operating expenses	26													26
Hotel operating
Expenses
Operating expenses	$ 5,653		$ 3,589											$ 15,026	$ 12,294	16,242	23,507
Hotel operating | Operating Segments | Hotel
Expenses
Operating expenses																$ 16,242	$ 23,507